Fair Value (Summary of Fair Value and Carrying Value for Certain Financial Instruments for Which it is Practicable to Estimate Fair Value) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Carrying Value of Financial Instruments
Debt securities - available-for-sale	$ 16,060	$ 13,774
Equity securities - available-for-sale	516	577
Debt securities - held-to-maturity	203	199
AARP Program-related investments	2,435	2,114
Interest rate swap assets	46	0
Senior unsecured notes	10,212	11,173
Interest rate swap liabilities	104	0
Fair Value of Financial Instruments
Debt securities - available-for-sale	16,060	13,774
Equity securities - available-for-sale	516	577
Debt securities - held-to-maturity	208	203
AARP Program-related investments	2,435	2,114
Interest rate swap assets	46	0
Senior unsecured notes	10,903	11,043
Interest rate swap liabilities	$ 104	$ 0